                                  SELIGMAN
                           ---------------
                                 MUNICIPAL
                              SERIES TRUST



                                ANNUAL REPORT
                              SEPTEMBER 30, 1998
                                  ---------
                               Providing Income
                             Exempt From Regular
                                  Income Tax




                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

Seligman -- Times Change...Values Endure

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today's investors seek their long-term financial goals.

Times Change...

Established in 1864, Seligman's history of providing financial services has been marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 134 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 -- today, the nation's largest diversified publicly-traded closed-end investment company -- Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that investment companies could have in building wealth for individual investors and launched its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including funds that focus on technology stocks, municipal bonds, and international securities.

 ...Values Endure

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman into the new millennium.

Table of Contents

To the Shareholders.....................................1
Interview With Your Portfolio Manager...................2
Performance Overview and
   Portfolio Summary....................................4
Portfolios of Investments...............................8
Statements of Assets and Liabilities...................14
Statements of Operations...............................15
Statements of Changes in Net Assets....................16
Notes to Financial Statements..........................18
Financial Highlights...................................21
Report of Independent Auditors.........................25
Trustees...............................................26
Executive Officers and For More Information............27
Glossary of Financial Terms............................28

To The Shareholders

Seligman Municipal Series Trust posted strong results for its fiscal year ended September 30, 1998. Although the growth of the US economy slowed from its record pace, the expansion continued. Inflation and interest rates reached their lowest levels in a quarter century, and unemployment was at its lowest level since 1970.

Despite ongoing strength in the US, economic turmoil spread throughout the rest of the world. The Asian financial crisis worsened, Japan failed to resolve its banking problems, Russia's economy became chaotic, and economic crises loomed throughout much of Latin America, particularly in Brazil. Fears of risk in nearly all types of financial assets drove investors out of the equity markets and into the relative safety and quality of investments such as US Treasury bonds, often a haven from a turbulent stock market. This "flight to quality" helped create an attractive environment for municipal bonds.

Major factors influencing the market for municipal bonds over the year were the prolonged US Treasury bond rally and heavy issuance of municipal securities. Municipal bond holders fared well as interest rates generally declined over this time period. Nonetheless, the performance of the municipal market lagged that of the Treasury bond market, as investors focused on quality because of concerns about financial instability. Treasury bond prices rose sharply over the 12-month period, sending yields significantly lower. At one point in the period, selected municipal obligations traded at the same yield as Treasuries, even though municipals offered more favorable tax treatment. Currently, long-term municipal bonds have not been this attractive, relative to long-term Treasuries, since 1986, when proposed legislation threatened the tax-exempt status of municipal securities.

Looking ahead, we see the favorable climate for municipal bonds continuing. Low inflation and a growing economy should serve to protect the value of municipal investments. Fewer new issues may be entering the market, which could tighten the supply/demand balance. This could improve overall total rate-of-return prospects. Also, although the US economy continues to grow, this growth is slowing, and the global situation is forcing the Federal Reserve into a more benign strategy on interest rates. The Fed has already cut short-term rates twice, and we expect more cuts until a semblance of international stability emerges. Finally, the municipal market's record of safety and stability offers further appeal to investors in these more troubled times, especially as equity market volatility continues.

All in all, we feel the investment attractiveness of municipals remains compelling. In this period of global economic uncertainty and low interest rates, municipals are an appropriate alternative for those investors with suitable investment requirements.

As you may know, companies are modifying their computer systems to recognize dates of January 1, 2000, and beyond. This is often referred to as the "Y2K" problem. Unless systems are updated, many applications may interpret the last two digits of the year to mean 1900 instead of 2000. J. & W. Seligman & Co. Incorporated, the Seligman Investment Companies, and Seligman Data Corp., your shareholder service agent, have jointly established a team to ensure that your investment and shareholder services are not disrupted. This team is supported by consulting firms specializing in Y2K solutions. Substantial work has been performed to date, and we are confident that when our plans are finalized and all systems are tested, there will be no disruption in the services provided by your Trust.

Thank you for your continued support of Seligman Municipal Series
Trust. We look forward to serving your investment needs in the many years to come. A discussion with your Portfolio Manager, performance overviews, portfolio holdings, and finanical statements follow this letter. By order of the Trustees,

/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                /s/ Brian T.  Zino
                                ------------------
                                Brian T.  Zino
                                President

October 30, 1998

Interview With Your Portfolio Manager,
Thomas G. Moles

Q. What economic factors influenced Seligman Municipal Series Trust in the last 12 months?

A. The continuing combination of low inflation, low unemployment, and steady economic growth throughout the past 12 months sustained what became one of the nation's longest peacetime economic expansions. This contributed to the overall improvement of the financial condition of America's states, cities, and municipalities. Over the past year, credit rating upgrades significantly outnumbered rating downgrades. These upgrades enhanced the overall creditworthiness of the municipal marketplace. But, by the end of your Trust's fiscal year, there was widespread expectation that the US may be unable to avoid the economic slowdown that has already gripped much of the world. While many economists were calling a recession unlikely, the fact that they were including its potential in their forecasts implied that the ongoing domestic economic expansion would not continue. In the final months of the fiscal year, turmoil in world markets began to contribute to a modest slowdown in the pace of US economic growth, and prevented an acceleration in the rate of inflation. In September, the Federal Reserve Board lowered the federal funds rate by one-quarter of one percent. With a warning that growing fear among investors and lenders was threatening the nation's economic expansion, the Fed unexpectedly cut interest rates again in October, the first time in four and a half years that the central bank had changed interest-rate policy outside one of its normally scheduled meetings. This unusual timing suggested that the Fed believed that the domestic economy is beginning to deteriorate as the worldwide financial crisis gains momentum, and that a credit shortage may be developing that could further curb growth. Fed officials have hinted that more interest-rate reductions will ensue if the global financial turmoil escalates. Declining US equity markets reflected these fears, as investors sold stocks in favor of the relative safety and quality of US Treasury bonds, which are often considered a haven from a volatile stock market.


Q. What market factors influenced Seligman Municipal Series Trust in the last 12 months?

A. Overall, Seligman Municipal Series Trust ended its fiscal year on a positive note. During the period, long-term municipal yields fluctuated within a narrow range, decreasing by almost one-half of a point. The declining interest-rate environment led to rising prices for the majority of holdings and competitive performance results for each Series' net asset value.

     However, the municipal market underperformed the US Treasury market during the 12-month period. The ongoing strength in the economy over the year caused the supply of Treasury bonds to shrink, as the federal government needed to borrow less after running its first budget surplus in 29 years. But, the solid economy and low interest rates caused the supply of

A TEAM APPROACH

Seligman Municipal Series Trust is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust's investment objective.


[Photo]
Seligman Municipals Team: (from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles
(Portfolio Manager)

Interview With Your Portfolio Manager,
Thomas G. Moles

     municipal bonds to grow. The net reduction in Treasury financing and the increasing municipal bond issuance was compounded by the increased investor demand for Treasuries. These factors caused the decline in Treasury yields to significantly outpace the drop in municipal yields. Because of these factors, long-term municipal bonds have not been as attractive, relative to long-term Treasuries, since 1986, when proposed tax legislation threatened the tax-exempt status of municipal securities.

Q.   What was your investment strategy?

A. Throughout the 12-month period, the long-term interest-rate outlook was positive, and Seligman Municipal Series Trust was positioned to benefit from the declining interest-rate environment. The Seligman Municipals Team engaged in duration-extension trades, selling shorter-term holdings and replacing them with long-term, current-coupon bonds. Current-coupon bonds have coupon rates that are at or near current market rates. Generally, when long-term bond yields decline, the prices appreciate more than those of shorter-term bonds.

     During the past 12 months, we also improved the call protection of the portfolios. As our bonds mature, older holdings approach their optional call dates (a callable bond can be redeemed by the issuer, prior to maturity, on specified dates and at predetermined prices). Declining interest rates increase the risk that these bonds will be called by the issuer. The lower interest-rate environment over the 12-month period prompted many municipal issuers to retire outstanding, higher-coupon debt. Additionally, as a direct result of the significant increase in refunding volume, many of the portfolio's holdings were advance-refunded, which had a positive impact on performance. In general, when a municipal bond is refunded, total return performance is improved, and the bond's rating is often upgraded.

Q.   What is your outlook?

A. Long-term municipal yields have fallen to levels not seen in many years. Municipal securities continue to offer a significant yield advantage compared to the after-tax returns of other fixed-income investments. Further, as the yield spread between municipal and Treasury bonds normalizes, municipal market performance should improve, relative to the Treasury market. Finally, the municipal market's record of safety and stability may become more appealing as volatility persists in the US equity markets. Consequently, we remain optimistic about the long-term prospects for the municipal bond market, and for Seligman Municipal Series Trust.

Performance Overview And Portfolo Summary

 The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Series Trust Class A shares, with and without the initial 4.75% maximum sales charge, for the 10-year or since-inception (where applicable) periods ended September 30, 1998, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same periods. The performance of each Series of Seligman Municipal Series Trust Class D shares is not shown in the charts but is included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series.

SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD SERIES

    With Sales Charge    Without Sales Charge    Lehman Index
9/30/88       9,529                    10,000               10,000
12/31/88      9,847                    10,334               10,185
3/31/89       9,952                    10,444               10,252
6/30/89      10,414                    10,929               10,859
9/30/89      10,444                    10,961               10,867
12/31/89     10,760                    11,292               11,284
3/31/90      10,856                    11,393               11,335
6/30/90      11,090                    11,638               11,600
9/30/90      11,026                    11,571               11,607
12/31/90     11,406                    11,970               12,107
3/31/91      11,668                    12,245               12,381
6/30/91      11,920                    12,510               12,645
9/30/91      12,407                    13,021               13,136
12/31/91     12,602                    13,225               13,578
3/31/92      12,782                    13,414               13,619
6/30/92      13,241                    13,895               14,136
9/30/92      13,524                    14,192               14,511
12/31/92     13,803                    14,486               14,775
3/31/93      14,204                    14,906               15,323
6/30/93      14,614                    15,337               15,824
9/30/93      14,966                    15,706               16,359
12/31/93     15,171                    15,921               16,588
3/31/94      14,821                    15,554               15,677
6/30/94      14,905                    15,642               15,851
9/30/94      15,027                    15,770               15,959
12/31/94     14,747                    15,477               15,729
3/31/95      15,703                    16,479               16,841
6/30/95      16,004                    16,795               17,247
9/30/95      16,357                    17,166               17,744
12/31/95     16,894                    17,729               18,475
3/31/96      16,739                    17,566               18,251
6/30/96      16,971                    17,811               18,392
9/30/96      17,418                    18,279               18,815
12/31/96     17,827                    18,708               19,295
3/31/97      17,755                    18,633               19,250
6/30/97      18,361                    19,269               19,914
9/30/97      18,941                    19,878               20,516
12/31/97      19381                     20340                21072
3/31/98       19641                     20612                21314
6/30/98       19970                     20957                21638
9/30/98       20542                     21558                22302

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share

TOTAL RETURNS
For Periods Ended September 30, 1998

                                                                                     AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                                  CLASS D
                                                                                                                   SINCE
                                                SIX               ONE             FIVE             10            INCEPTION
                                               MONTHS*           YEAR             YEARS           YEARS           2/1/94
                                              ---------        ---------         ---------      --------       ------------
Class A**
With Sales Charge                              (0.35)%           3.30%            5.49%           7.46%             n/a
Without Sales Charge                            4.59             8.45             6.54            7.98              n/a
Class D**

With 1% CDSC                                    2.96             6.47               n/a           n/a               n/a
Without CDSC                                    3.96             7.47               n/a           n/a              5.48%
Lehman Index***                                 4.64             8.71             6.40            8.35             6.29++

NET ASSET VALUE                   DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                  For Periods Ended September 30, 1998

               9/30/98        3/31/98      9/30/97                            DIVIDENDS++    CAPITAL GAIN++    SEC YIELD+++
               -------       --------      -------                           -----------    --------------    ----------
Class A         $6.80          $6.66        $6.61               Class A        $0.320            $0.032          3.94%
Class D          6.80           6.67         6.61               Class D         0.260             0.032          3.25


HOLDINGS BY MARKET SECTOR0                                      MOODY'S/S&P RATINGS0
Revenue Bonds                          85%                      Aaa/AAA            14%          Baa/BBB            25%
General Obligation Bonds               15                       Aa/AA               6           Non-Rated           3
                                                                A/A                52
WEIGHTED AVERAGE MATURITY              22.0 years

------------
See footnotes on page 7.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN CALIFORNIA MUNICIPAL QUALITY SERIES

    With Sales Charge    Without Sales Charge    Lehman Index
9/30/88         9,530                  10,000               10,000
12/31/88        9,880                  10,367               10,185
3/31/89         9,948                  10,438               10,252
6/30/89        10,557                  11,077               10,859
9/30/89        10,470                  10,986               10,867
12/31/89       10,845                  11,379               11,284
3/31/90        10,832                  11,366               11,335
6/30/90        11,106                  11,653               11,600
9/30/90        10,912                  11,450               11,607
12/31/90       11,557                  12,126               12,107
3/31/91        11,751                  12,330               12,381
6/30/91        11,974                  12,564               12,645
9/30/91        12,478                  13,093               13,136
12/31/91       12,853                  13,487               13,578
3/31/92        12,833                  13,465               13,619
6/30/92        13,398                  14,058               14,136
9/30/92        13,670                  14,344               14,511
12/31/92       13,944                  14,632               14,775
3/31/93        14,608                  15,328               15,323
6/30/93        15,055                  15,797               15,824
9/30/93        15,573                  16,341               16,359
12/31/93       15,702                  16,476               16,588
3/31/94        14,662                  15,384               15,677
6/30/94        14,685                  15,409               15,851
9/30/94        14,723                  15,449               15,959
12/31/94       14,399                  15,109               15,729
3/31/95        15,691                  16,464               16,841
6/30/95        15,896                  16,679               17,247
9/30/95        16,320                  17,124               17,744
12/31/95       17,249                  18,099               18,475
3/31/96        16,886                  17,718               18,251
6/30/96        17,058                  17,899               18,392
9/30/96        17,463                  18,323               18,815
12/31/96       17,924                  18,807               19,295
3/31/97        17,802                  18,670               19,250
6/30/97        18,406                  19,313               19,914
9/30/97        19,013                  19,950               20,516
12/31/97        19501                   20462                21072
3/31/98         19675                   20645                21314
6/30/98         19997                   20982                21638
9/30/98         20661                   21679                22302

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share

TOTAL RETURNS
For Periods Ended September 30, 1998

                                                                                    AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                                  CLASS D
                                                                                                                   SINCE
                                                SIX               ONE             FIVE             10            INCEPTION
                                               MONTHS*           YEAR             YEARS           YEARS           2/1/94
                                              ---------        ---------         ---------      --------       ------------
Class A**
With Sales Charge                               0.03%            3.49%            4.80%           7.53%             n/a
Without Sales Charge                            5.01             8.67             5.82            8.04              n/a
Class D**
With 1% CDSC                                    3.54             6.71              n/a            n/a               n/a
Without CDSC                                    4.54             7.71              n/a            n/a              4.77%
Lehman Index***                                 4.64             8.71             6.40            8.35             6.29++

NET ASSET VALUE                                                 DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                For Periods Ended September 30, 1998
               9/30/98        3/31/98      9/30/97                            DIVIDENDS++    CAPITAL GAIN++    SEC YIELD+++
               -------       --------      -------                           -----------    --------------    ----------
Class A         $7.21          $7.03        $6.99               Class A        $0.334            $0.033          3.74%
Class D          7.19           7.01         6.97               Class D         0.270             0.033          3.06
HOLDINGS BY MARKET SECTOR0                                      MOODY'S/S&P RATINGS0
Revenue Bonds                          86%                      Aaa/AAA            71%
General Obligation Bonds               14                       Aa/AA              16
                                                                A/A                13
WEIGHTED AVERAGE MATURITY              21.6 years

----------
See footnotes on page 7.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN FLORIDA MUNICIPAL SERIES

    With Sales Charge    Without Sales Charge    Lehman Index
9/30/88         9,531                   10,000               10,000
12/31/88        9,926                   10,414               10,185
3/31/89         9,987                   10,478               10,252
6/30/89        10,735                   11,263               10,859
9/30/89        10,606                   11,128               10,867
12/31/89       11,053                   11,597               11,284
3/31/90        11,029                   11,571               11,335
6/30/90        11,317                   11,874               11,600
9/30/90        11,161                   11,710               11,607
12/31/90       11,766                   12,345               12,107
3/31/91        11,990                   12,579               12,381
6/30/91        12,236                   12,838               12,645
9/30/91        12,657                   13,279               13,136
12/31/91       13,015                   13,655               13,578
3/31/92        13,047                   13,689               13,619
6/30/92        13,562                   14,229               14,136
9/30/92        13,827                   14,507               14,511
12/31/92       14,196                   14,895               14,775
3/31/93        14,725                   15,449               15,323
6/30/93        15,363                   16,118               15,824
9/30/93        15,930                   16,713               16,359
12/31/93       16,116                   16,908               16,588
3/31/94        15,151                   15,896               15,677
6/30/94        15,269                   16,020               15,851
9/30/94        15,295                   16,047               15,959
12/31/94       15,226                   15,975               15,729
3/31/95        16,292                   17,093               16,841
6/30/95        16,550                   17,363               17,247
9/30/95        16,957                   17,791               17,744
12/31/95       17,765                   18,639               18,475
3/31/96        17,364                   18,218               18,251
6/30/96        17,493                   18,354               18,392
9/30/96        17,898                   18,778               18,815
12/31/96       18,256                   19,154               19,295
3/31/97        18,011                   18,897               19,250
6/30/97        18,719                   19,640               19,914
9/30/97        19,331                   20,282               20,516
12/31/97        19960                    20941                21072
3/31/98         20153                    21144                21314
6/30/98         20458                    21465                21638
9/30/98         21102                    22140                22302

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share

TOTAL RETURNS
For Periods Ended September 30, 1998

                                                                                     AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                                  CLASS D
                                                                                                                   SINCE
                                                SIX               ONE             FIVE             10            INCEPTION
                                               MONTHS*           YEAR             YEARS           YEARS           2/1/94
                                              ---------        ---------         ---------      --------       ------------
Class A**
With Sales Charge                              (0.22)%           3.97%            4.76%           7.75%             n/a
Without Sales Charge                            4.71             9.16             5.79            8.27              n/a
Class D**

With 1% CDSC                                    3.29             7.32               n/a           n/a               n/a
Without CDSC                                    4.29             8.32               n/a           n/a              4.90%
Lehman Index***                                 4.64             8.71             6.40            8.35             6.29++

NET ASSET VALUE                                                 DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                For Periods Ended September 30, 1998
               9/30/98        3/31/98      9/30/97                            DIVIDENDS++    CAPITAL GAIN++    SEC YIELD+++
               -------       --------      -------                           -----------    --------------    ----------
Class A         $8.07          $7.88        $7.80               Class A        $0.351            $0.072           3.74%
Class D          8.08           7.89         7.81               Class D         0.291             0.072           3.15

HOLDINGS BY MARKET SECTOR0                                      MOODY'S/S&P RATINGS0
Revenue Bonds                          87%                      Aaa/AAA            65%
General Obligation Bonds               13                       Aa/AA              28
                                                                A/A                 5
                                                                Baa/BBB             2
WEIGHTED AVERAGE MATURITY              24.6 years

-----------
See footnotes on page 7.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SELIGMAN NORTH CAROLINA MUNICIPAL SERIES

    With Sales Charge    Without Sales Charge    Lehman Index
8/27/90         9,520                   10,000               10,000
9/30/90         9,387                    9,860               10,006
12/31/90         9784                    10277                10437
3/31/91          9982                    10485                10673
6/30/91         10083                    10591                10900
9/30/91         10510                    11040                11325
12/31/91        10824                    11370                11705
3/31/92         10779                    11323                11740
6/30/92         11212                    11777                12186
9/30/92         11479                    12058                12509
12/31/92        11706                    12297                12737
3/31/93         12197                    12812                13209
6/30/93         12631                    13268                13641
9/30/93         13139                    13801                14102
12/31/93        13226                    13893                14300
3/31/94         12335                    12957                13515
6/30/94         12372                    12996                13665
9/30/94         12377                    13001                13768
12/31/94        12254                    12872                13560
3/31/95         13323                    13994                14518
6/30/95         13563                    14247                14868
9/30/95         13852                    14551                15296
12/31/95        14651                    15390                15927
3/31/96         14255                    14973                15734
6/30/96         14394                    15120                15855
9/30/96         14738                    15481                16220
12/31/96        15049                    15807                16633
3/31/97         14993                    15749                16595
6/30/97         15483                    16264                17168
9/30/97         15918                    16720                17686
12/31/97        16365                    17190                18165
3/31/98         16504                    17336                18374
6/30/98         16792                    17638                18653
9/30/98         17287                    18158                19226

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results per Share

TOTAL RETURNS
For Periods Ended September 30, 1998

                                                                                     AVERAGE ANNUAL
                                                    -----------------------------------------------------------------------
                                                                                                 CLASS A          CLASS D
                                                                                                 SINCE            SINCE
                                                SIX               ONE             FIVE          INCEPTION        INCEPTION
                                               MONTHS*           YEAR             YEARS          8/27/90 00       2/1/94
                                              ---------        ---------         ---------     ------------     -----------
Class A**
With Sales Charge                              (0.19)%           3.46%            4.62%           6.99%             n/a
Without Sales Charge                            4.74             8.60             5.64            7.64              n/a
Class D**

With 1% CDSC                                    3.34             6.77               n/a           n/a               n/a
Without CDSC                                    4.34             7.77               n/a           n/a              4.83%
Lehman Index***                                 4.64             8.71             6.40            8.42+            6.29++

NET ASSET VALUE                                                 DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                                For Periods Ended September 30, 1998
               9/30/98        3/31/98      9/30/97                            DIVIDENDS++    CAPITAL GAIN++    SEC YIELD+++
              ---------      --------      -------                          -------------  ----------------   -----------
Class A         $8.30          $8.10        $8.05               Class A        $0.358            $0.064           3.54%
Class D          8.30           8.10         8.05               Class D         0.295             0.064           2.97
HOLDINGS BY MARKET SECTOR0                                      MOODY'S/S&P RATINGS0
Revenue Bonds                          77%                      Aaa/AAA            45%
General Obligation Bonds               23                       Aa/AA              38
                                                                A/A                17
WEIGHTED AVERAGE MATURITY              20.0 years

-----------
   * Returns for periods of less than one year are not annualized.

  ** Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales charge ("CDSC"), charged on redemptions made within one year of the date of purchase. No adjustment was made to the performance of Class A shares for periods prior to commencement dates December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield and California Quality Series, for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets for each Series. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax.
     Past performance is not indicative of future investment results.

 *** The Lehman Index is an unmanaged index that does not include any fees or sales charges and does not reflect state-specific bond market performance. Investors cannot invest directly in an index.

   0 Percentages based on market values of long-term holdings at September 30, 1998.

  00 At its discretion, the Manager waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the North Carolina Series. This has the effect of increasing the Series' average annual total returns for the since-inception period.

 ++ From 1/31/94.

  + From 8/31/90.

 ++ Represents per share amount paid or declared for the year ended September
    30, 1998.

 +++ Current yield, representing the annualized yield for the 30-day period ended September 30, 1998, has been computed in accordance with SEC regulations and will vary.

Portfolio of Investments
September 30, 1998

CALIFORNIA HIGH-YIELD SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $2,500,000  Alameda, CA Certificates of Participation (City Hall Seismic
                  Upgrade Project), 6.20% due 5/1/2025...................................         NR/A         $  2,689,075
   1,000,000  California Department of Veterans' Affairs Rev. (Home Purchase),
                  5 1/2% due 12/1/2018*..................................................          Aa3/A+         1,036,250
   2,190,000  California Department of Water Resources Water System Rev.
                  Central Valley Project), 6% due 12/1/2020..............................         Aa2/AA          2,334,606
     500,000  California Educational Facilities Authority Rev. (Los Angeles College
                   of Chiropractic Medicine), 5.60% due 11/1/2017........................         Baa2/NR           525,270
   2,500,000  California Educational Facilities Authority Rev. (Loyola Marymount
                  University), 5 3/4% due 10/1/2024......................................           A1/NR         2,667,225
   2,500,000  California Health Facilities Financing Authority Rev. (Cedars-Sinai
                  Medical Center), 5 1/4% due 8/1/2027...................................         Aaa/AAA         2,560,025
   2,500,000  California Health Facilities Financing Authority Rev. (Kaiser Permanente),
                   5.40% due 5/1/2028....................................................           A3/A          2,580,350
   1,500,000  California Housing Finance Agency Home Mortgage Rev.,
                  6 3/8% due 8/1/2027*...................................................          Aa2/AA-        1,617,465
   2,500,000  California Housing Finance Agency (Single Family Mortgage),
                  5.40% due 8/1/2028*....................................................         Aaa/AAA         2,537,950
   2,500,000  California Pollution Control Financing Authority Rev.  (San Diego
                  Gas & Electric Co.), 5.85% due 6/1/2021*...............................           A1/A+         2,603,250
   1,750,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
                  Electric Co.), 5 7/8% due 6/1/2023*....................................           A1/AA-        1,851,045
   1,000,000  California Pollution Control Financing Authority Rev. (Pacific Gas &
                  Electric Co.), 5.85% due 12/1/2023*....................................           A1/AA-        1,056,770
   2,000,000  California State GOs, 5 1/4% due 10/1/2019.................................            A1/A+        2,049,000
   2,500,000  Cupertino, CA Certificates of Participation (Capital Improvement Projects),
                  5 3/4% due 1/1/2016....................................................           A1/A+         2,632,300
   3,000,000  Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev.,
                  6% due 1/1/2034........................................................          Baa/BBB-       3,238,500
   1,300,000  Los Angeles, CA Wastewater System Rev., 7.10% due 6/1/2018.................           A1/A+         1,353,794
   1,000,000  Oxnard Union High School District, CA Certificates of Participation
                  (Union High School), 7.70% due 11/1/2019...............................           NR/NR         1,066,160
     675,000  Petaluma, CA Community Development Commission Tax Allocation Bonds
                  (Central Business District), 9.30% due 5/15/2010.......................         Baa1/NR           678,213
   2,030,000  Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
                  6.15% due 9/2/2012.....................................................         Baa1/NR         2,198,632
   4,000,000  Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036...         Baa1/A          4,361,840

Portfolio of Investments
September 30, 1998

CALIFORNIA HIGH-YIELD SERIES (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $3,000,000  San Bernardino, CAJoint Powers Financing Authority (California Dept. of
                  Transportation Lease), 5 1/2% due 12/1/2020.............................       A/A           $3,129,210
   2,500,000  San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County
                  Toll Road), 5 1/2% due 1/15/2028........................................     Baa3/BBB-        2,591,250
   3,000,000  San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County
                  Senior Lien Toll Road), 6 3/4% due 1/1/2032.............................      Aaa/AAA         3,423,450
   2,500,000  Santa Barbara, CA Certificates of Participation, 5.70% due 3/1/2011.........        A1/A+         2,700,000
   1,000,000  Santa Clara, CA Improvement Bonds Project No. 186 (Santa Clara
                  Convention Center Complex), 7.10% due 9/2/2011..........................       NR/NR          1,036,590
   1,000,000  Southern California Public Power Authority Power Project Rev.
                  (Multiple Projects),  6% due 7/1/2018...................................        A/A           1,025,950
     730,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                  (Ogden Martin System of Stanislaus, Inc. Project), 7 1/2% due 1/1/2005..      NR/BBB+           767,851
   1,180,000  Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                  (Ogden Martin System of Stanislaus, Inc. Project), 7 5/8% due 1/1/2010..      NR/BBB+         1,244,699
   2,500,000  Washington Township, CA Hospital District Hospital Healthcare System Rev.,
                  5 1/2% due 7/1/2018.....................................................       A2/NR          2,570,675
   2,230,000  West Covina, CA Certificates of Participation (Queen of the Valley Hospital),
                  6 1/2% due 8/15/2024....................................................       A2/NR          2,592,843
                                                                                                              -----------
TOTAL MUNICIPAL BONDS (Cost $57,975,717)-- 96.8%..........................................                     62,720,238

VARIABLE RATE DEMAND NOTES (Cost $1,300,000)-- 2.0%.......................................                      1,300,000
OTHER ASSETS LESS LIABILITIES-- 1.2%......................................................                        746,997
                                                                                                              -----------
NET ASSETS-- 100.0%.......................................................................                    $64,767,235
                                                                                                              ===========

CALIFORNIA QUALITY SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $3,000,000  California Department of Water Resources Water System Rev.
                  (Central Valley Project), 6.10% due 12/1/2029...........................       Aaa/AA           $3,479,790
   2,000,000  California Educational Facilities Authority Rev. (Stanford University),
                  6 3/4% due 1/1/2013.....................................................       Aaa/AAA           2,056,420
   1,650,000  California Educational Facilities Authority Rev. (University of Southern
                  California Project), 5.80% due 10/1/2015................................       Aa3/AA            1,770,780
   3,440,000  California Educational Facilities Authority Rev. (Pomona College),
                  6% due 2/15/2017........................................................       Aaa/AA+           3,712,930

Portfolios Of Investments
September 30, 1998

California Quality Series (continued)


     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $4,500,000  California Educational Facilities Authority Rev. (California Institute
                  of Technology), 6% due 1/1/2021........................................      Aaa/AAA           $4,685,175
   2,000,000  California Educational Facilities Authority Rev. (Stanford University),
                  5.35% due 6/1/2027.....................................................      Aaa/AAA            2,081,020
   1,550,000  California Educational Facilities Authority Rev. (University of Southern
                  California Project), 5 1/8% due 10/1/2028..............................       Aa3/AA            1,566,244
   3,000,000  California Health Facilities Financing Authority Rev.  (Kaiser Permanente),
                  6 1/2% due 12/1/2020...................................................       A3/A              3,205,770
   2,000,000  California Health Facilities Financing Authority Rev. (Stanford Health Care),
                  5% due 11/15/2028......................................................      Aaa/AAA            2,001,680
       5,000  California Housing Finance Agency (Housing Revenue Insured Bonds),
                  8 3/4% due 8/1/2010....................................................      Aaa/AAA                5,193
     425,000  California Housing Finance Agency (Housing Revenue Insured Bonds),
                  8 5/8% due 8/1/2015....................................................      Aaa/AAA              447,461
   2,775,000  California Housing Finance Agency Home Mortgage Rev.,
                  6 3/4% due 2/1/2025*...................................................      Aa2/AA-            2,982,015
   4,000,000  California Pollution Control Financing Authority Rev. (Mobil Oil Corporation
                  Project), 5 1/2% due 12/1/2029*........................................      Aa2/AA             4,164,080
     910,000  California Public Capital Improvements Financing Authority
                  (Pooled Projects),  8.10% due 3/1/2018.................................      Aaa/AAA              931,640
   3,000,000  California Public Works Board Lease Rev. (Correctional Facilities
                  Improvements), 5 3/4% due 9/1/2021.....................................        A/A              3,192,810
   3,000,000  California State GOs, 5% due 10/1/2023.....................................       A1/A+             3,010,080
   2,500,000  California Statewide Communities Development Authority Certificates of
                  Participation (Citrus Valley Health Partners, Inc.), 5 1/8% due 4/1/2023     Aaa/AAA            2,538,025
   3,000,000  California Statewide Communities Development Authority Certificates of
                  Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023    Aaa/AAA            3,009,810
   4,500,000  Contra Costa, CA Water District Rev., 5% due 10/1/2024.....................      Aaa/AAA            4,523,580
   3,500,000  East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026       Aaa/AAA            3,521,105
   2,500,000  Eastern Municipal Water District Riverside County, CA Water and Sewer Rev.,
                  6 3/4% due 7/1/2012....................................................      Aaa/AAA            3,127,750
   3,000,000  Fresno, CA Sewer System Rev., 5 1/4% due 9/1/2019..........................      Aaa/AAA            3,222,270
   2,000,000  Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023..........       A1/AA             2,103,960
   1,000,000  Metropolitan Water District of Southern California Waterworks GOs,
                  5 3/4% due 3/1/2014....................................................      Aaa/AAA            1,020,710
   2,000,000  Metropolitan Water District of Southern California Waterworks GOs,
                  4 3/4% due 3/1/2037....................................................      Aaa/AAA            1,948,240

Portfolios Of Investments
September 30, 1998

California Quality Series (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $3,500,000  Northern California Power Agency Public Power Rev. (Combustion
                  Turbine Project A-1), 6% due 8/15/2010.................................    Aaa/AAA           $3,575,425
   4,500,000  Orange County, CA Local Transportation Authority (Measure M Sales
                  Tax Rev.), 6% due 2/15/2009............................................    Aaa/AAA            5,208,165
   2,500,000  Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015....    Aaa/AAA            2,782,250
   4,000,000  Regents of the University of California Rev. (Multiple Purpose Projects),
                  5 3/8% due 9/1/2024....................................................    Aaa/AAA            4,203,240
   4,250,000  San Francisco Bay Area Rapid Transit District, CA (Sales Tax Rev.),
                  5% due 7/1/2028........................................................    Aaa/AAA            4,279,750
   3,000,000  San Francisco, CA City and County Airports Commission Rev.
                  (International Airport), 6.60% due 5/1/2024*...........................    Aaa/AAA            3,375,420
                                                                                                              -----------
TOTAL MUNICIPAL BONDS (Cost $81,151,221)-- 97.7%.........................................                      87,732,788
VARIABLE RATE DEMAND NOTES (Cost $1,000,000)-- 1.1%......................................                       1,000,000
OTHER ASSETS LESS LIABILITIES-- 1.2%.....................................................                       1,091,154
                                                                                                              -----------
NET ASSETS--100.0%.......................................................................                     $89,823,942
                                                                                                              ===========

FLORIDA SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $1,000,000  Broward County, FL Water & Sewer Utility Rev., 5% due 10/1/2018.............    Aaa/AAA           $ 1,003,510
   1,000,000  Cape Canaveral, FL Hospital District Rev., 5 1/4% due 1/1/2028..............     NR/BBB               998,430
   2,000,000  Collier County, FL Water & Sewer Rev., 5 1/4% due 7/1/2021..................    Aaa/AAA             2,044,280
   1,000,000  Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020*........................    Aaa/AAA             1,101,630
   2,000,000  Dade County, FL Public Improvement GOs, 5 3/4% due 10/1/2016................    Aaa/AAA             2,184,680
   2,000,000  Dade County, FL Water & Sewer System Rev., 5 3/4% due 10/1/2022.............    Aaa/AAA             2,182,080
     945,000  Florida Housing Finance Agency Rev. (General Mortgage),
                  6.35% due 6/1/2014......................................................     NR/AAA             1,012,180
     705,000  Florida Housing Finance Agency Rev. (Single Family Mortgage),
                  6.55% due 7/1/2014*.....................................................    Aaa/AAA               760,300
   1,925,000  Florida Housing Finance Agency Rev. (Homeowner Mortgage),
                  6.20% due 7/1/2027*.....................................................     Aa3/AA             2,053,128
   2,500,000  Florida Ports Financing Commission Rev. (State Transportation Trust Fund),
                  5 3/4% due 6/1/2027*....................................................    Aaa/AAA             2,584,975
   2,000,000  Florida State Department of Transportation GOs (Right of Way),
                  5.80% due 7/1/2021......................................................    Aa2/AA+             2,165,820
   2,500,000  Florida State Turnpike Authority Rev., 5 5/8% due 7/1/2025..................    Aaa/AAA             2,661,975
   2,000,000  Greater Orlando Aviation Authority, FL Airport Facilities Rev.,
                  5 3/4% due 10/1/2023*...................................................    Aaa/AAA             2,041,920

-----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

Portfolios Of Investments
September 30, 1998

Florida Series (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $2,500,000  Hillsborough County, FL Aviation Authority Rev. (Tampa International
                  Airport), 5 3/8% due 10/1/2023*...........................................  Aaa/AAA          $ 2,556,300
   1,500,000  Jacksonville Electric Authority, FL Rev. (St. John's River Power Park System),
                  5 3/8% due 10/1/2016......................................................   Aa2/AA            1,578,885
   2,000,000  Jacksonville Electric Authority, FL Rev. (Water & Sewer System),
                  5 5/8% due 10/1/2037......................................................   Aa3/AA-           2,093,820
   2,000,000  Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev.
                  (Anheuser-Busch Project), 5 7/8% due 2/1/2036*............................    A1/A+            2,161,040
   2,000,000  Jacksonville Health Facilities Authority, FL Hospital Rev. (Charity Obligated
                  Group--Baptist/St. Vincent's Health System Inc.), 5 1/4% due 8/15/2027....   Aa2/AA+           2,041,440
   1,000,000  Kissimmee Utility Authority, FL Electric System Improvement Rev.,
                  5 1/4% due 10/1/2018......................................................   Aaa/AAA           1,022,910
   1,000,000  Lee County, FL Transportation Facilities Rev., 6% due 10/1/2015...............   Aaa/AAA           1,110,280
   1,000,000  Osceola County, FL Transportation Rev. (Osceola Parkway Project),
                  6.10% due 4/1/2017........................................................   Aaa/AAA           1,085,070
   1,200,000  Palm Beach County, FL Criminal Justice Facilities Rev., 7 1/4% due 6/1/2011...   Aaa/AAA           1,293,840
   2,000,000  Polk County, FL Industrial Development Authority Solid Waste Disposal
                  Facilities Rev. (Tampa Electric Company Project), 5.85% due 12/1/2030*....    Aa2/AA           2,173,220
   2,000,000  Reedy Creek Improvement District, FL Utilities Rev., 5 1/8% due 10/1/2019.....   Aaa/AAA           2,027,340
   1,250,000  Volusia County, FL Educational Facilities Authority Rev. (Embry-Riddle
                  Aeronautical University Project), 6 5/8% due 10/15/2022...................    NR/AAA           1,382,213
                                                                                                               -----------
TOTAL MUNICIPAL BONDS (Cost $40,110,884)-- 97.6%............................................                    43,321,266
VARIABLE RATE DEMAND NOTES (Cost $200,000)-- 0.5%...........................................                       200,000
OTHER ASSETS LESS LIABILITIES-- 1.9%........................................................                       882,398
                                                                                                               -----------
NET ASSETS-- 100.0%.........................................................................                   $44,403,664
                                                                                                               -----------


NORTH CAROLINA SERIES

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $1,250,000  Appalachian State University, NC Housing & Student 1/2er System Rev.,
                  5 5/8% due 7/15/2015.....................................................   Aaa/AAA            $1,329,563
   1,250,000  Asheville, NC Water System Rev., 5.70% due 8/1/2025..........................   Aaa/AAA             1,364,987
   2,000,000  Charlotte-Mecklenberg Hospital Authority, NC Health Care System Rev.,
                  5 3/4% due 1/15/2021.....................................................    Aa3/AA             2,164,480
   1,000,000  Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law
                  Enforcement 1/2er Project), 5 3/8% due 6/1/2013..........................    Aa1/AA             1,048,690
   2,000,000  Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/2017..........................   Aaa/AAA             2,228,580
   1,000,000  Concord, NC Utilities System Rev., 5% due 12/1/2022..........................   Aaa/AAA             1,003,550

-----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Portfolios Of Investments
September 30, 1998

North Carolina Series (continued)

     FACE                                                                                         RATINGS+         MARKET
    AMOUNT                                       MUNICIPAL BONDS                                 MOODY'S/S&P        VALUE
  ----------                                  ---------------------                           ------------------------------
  $1,500,000  Fayetteville, NC Public Works Commission Rev., 5 1/8% due 3/1/2024..........    Aaa/AAA          $ 1,518,675
   2,500,000  Martin County Industrial Facilities and Pollution Control Financing
                  Authority, NC Solid Waste Disposal Rev. (Weyerhaeuser Company
                  Project), 6% due 11/1/2025*.............................................     A2/A              2,665,600
     500,000  North Carolina Educational Facilities Financing Authority Rev. (Duke
                  University Project), 6 3/4% due 10/1/2021...............................    Aa1/AA+              547,270
     600,000  North Carolina Housing Finance Agency Rev. (Multi-Family),
                  5.80% due 7/1/2014......................................................    Aa2/AA               625,452
   1,455,000  North Carolina Housing Finance Agency Rev. (Single Family),
                  6 1/2% due 3/1/2018.....................................................    Aa2/AA             1,568,883
     250,000  North Carolina Housing Finance Agency Rev. (Multi-Family),
                  5.90% due 7/1/2026......................................................    Aa2/AA               260,163
   1,000,000  North Carolina Medical Care Commission Hospital Rev. (Memorial
                  Mission Hospital Project), 6% due 10/1/2022.............................   Aaa/AAA             1,086,100
   2,000,000  North Carolina Medical Care Commission Hospital Rev. (Presbyterian
                  Health Services Corp. Project), 6% due 10/1/2024........................    Aa3/AA             2,199,120
   1,500,000  North Carolina Medical Care Commission Hospital Rev. (First Health
                  of the Carolinas Project), 5% due 10/1/2028.............................    Aa3/AA-            1,486,185
   1,500,000  North Carolina Medical Care Commission Hospital Rev. (Gaston Health
                  Care), 5% due 2/15/2029.................................................     A1/A+             1,467,795
   1,500,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                  5 3/4% due 1/1/2015.....................................................   Aaa/AAA             1,566,420
   3,000,000  North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                  5% due 1/1/2020.........................................................   Aaa/AAA             3,062,250
   1,000,000  Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016.................    Aa2/AA             1,025,080
   1,500,000  University of North Carolina Charlotte Rev. (Student Activity Center),
                  5 1/2% due 6/1/2021.....................................................   Aaa/AAA             1,590,015
     500,000  University of North Carolina Hospitals at Chapel Hill Rev.,
                  6 3/8% due 2/15/2017....................................................    Aa3/AA               547,365
   1,000,000  University of North Carolina Hospitals at Chapel Hill Rev.,
                  5 1/4% due 2/15/2026....................................................    Aa3/AA             1,021,470
   1,550,000  Wake County Industrial Facilities & Pollution Control Financing Authority,
                  NC (Carolina Power & Light), 6.90% due 4/1/2009.........................     A2/A              1,641,558
                                                                                                               -----------
TOTAL MUNICIPAL BONDS (Cost $30,569,108)-- 97.6%..........................................                      33,019,251
VARIABLE RATE DEMAND NOTES (Cost $200,000)-- 0.6%.........................................                         200,000
OTHER ASSETS LESS LIABILITIES-- 1.8%......................................................                         594,889
                                                                                                               -----------
NET ASSETS--100.0%........................................................................                     $33,814,140
                                                                                                               ===========

-----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 1998

                                                  CALIFORNIA          CALIFORNIA                                 NORTH
                                                  HIGH-YIELD            QUALITY              FLORIDA           CAROLINA
                                                    SERIES              SERIES               SERIES             SERIES
                                                --------------      --------------       --------------     --------------
ASSETS:
Investments, at value (see Portfolios of
  Investments):
   Long-term holdings.......................     $ 62,720,238         $87,732,788          $43,321,266        $33,019,251
   Short-term holdings......................        1,300,000           1,000,000              200,000            200,000
                                               --------------       -------------      ---------------     --------------
                                                   64,020,238          88,732,788           43,521,266         33,219,251
Cash........................................           78,933             147,638              108,980            124,263
Interest receivable.........................          948,192           1,385,934              880,740            527,791
Receivable for Shares of Beneficial
   Interest sold...........................            14,911               8,000                   --             57,677
Expenses prepaid to shareholder
   service agent...........................             7,859              10,610                5,502              4,716
Receivable for securities sold.............                --                  --               56,164                 --
Other......................................               854               1,195                  600                455
                                               --------------       -------------     ---------------     --------------
Total Assets...............................        65,070,987          90,286,165           44,573,252         33,934,153
                                               --------------       -------------      ---------------     --------------

LIABILITIES:
Dividends payable..........................           106,692             145,863               67,338             50,927
Payable for Shares of Beneficial Interest
   repurchased.............................            95,451             201,668               20,751              3,929
Accrued expenses, taxes, and other.........           101,609             114,692               81,499             65,157
                                               --------------       -------------      ---------------     --------------
Total Liabilities..........................           303,752             462,223              169,588            120,013
                                               --------------       -------------      ---------------     --------------
Net Assets.................................       $64,767,235         $89,823,942          $44,403,664        $33,814,140
                                               ==============       =============      ===============     ==============

COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par:
   Class A.................................            $8,590             $12,142               $5,265             $3,898
   Class D.................................               940                 320                  240                176
Additional paid-in capital.................        59,851,434          80,749,934           40,905,706         30,894,019
Undistributed net realized gain............           161,750           2,479,979              282,071            465,904
Net unrealized appreciation
   of investments..........................         4,744,521           6,581,567            3,210,382          2,450,143
                                              ---------------      ---------------     ---------------     --------------
Net Assets.................................       $64,767,235         $89,823,942          $44,403,664        $33,814,140
                                               ==============       ==============     ===============     ==============

NET ASSETS:
   Class A.................................       $58,373,945         $87,522,215          $42,464,187        $32,357,996
   Class D.................................        $6,393,290          $2,301,727           $1,939,477         $1,456,144

SHARES OF BENEFICIAL INTEREST  OUTSTANDING
(Unlimited shares
authorized;
   $.001 par value):
   Class A.................................         8,590,229          12,142,358            5,264,850          3,898,437
   Class D.................................           939,805             320,032              239,980            175,528

NET ASSET VALUE PER SHARE:
Class A....................................             $6.80               $7.21                $8.07              $8.30
Class D....................................             $6.80               $7.19                $8.08              $8.30

See Notes to Financial Statements.

Statements of Operations
For the Year Ended September 30, 1998

                                                   CALIFORNIA           CALIFORNIA                                NORTH
                                                   HIGH-YIELD             QUALITY             FLORIDA           CAROLINA
                                                     SERIES               SERIES              SERIES             SERIES
                                                  -------------        -------------       -------------      -------------
INVESTMENT INCOME:
Interest .....................................     $3,410,721           $4,889,687          $2,413,006         $1,840,082
                                                 -------------       -------------       -------------      -------------
EXPENSES:

Management fees...............................        303,287              442,776             220,971            168,365
Distribution and service fees.................        101,325               98,913             117,664             88,259
Shareholder account services..................         73,376               99,589              55,717             45,469
Auditing and legal fees.......................         23,133               23,133              26,192             26,546
Shareholder reports and communications........         12,357               14,417              10,062             11,568
Custody and related services..................         11,580                7,074              10,386              7,084
Registration..................................          8,335                6,038               9,700             10,550
Trustees' fees and expenses...................          3,695                4,267               4,591              4,711
Miscellaneous.................................          4,400                5,356               3,074              2,718
                                                 ------------        -------------       -------------      -------------
Total Expenses................................        541,488              701,563             458,357            365,270
                                                 ------------        -------------       -------------      -------------
Net Investment Income.........................      2,869,233            4,188,124           1,954,649          1,474,812
                                                 ------------        -------------       -------------      -------------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:

Net realized gain on investments..............        315,617            2,703,169             283,504            471,836
Net change in unrealized appreciation
  of investments..............................      1,697,381              429,796           1,624,389            828,922
                                                 ------------        -------------       -------------      -------------
Net Gain on Investments ......................      2,012,998            3,132,965           1,907,893          1,300,758
                                                 ------------        -------------       -------------      -------------
Increase in Net Assets from Operations........     $4,882,231           $7,321,089          $3,862,542         $2,775,570
                                                 ============        =============       =============      =============

------------------
See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                   CALIFORNIA HIGH-YIELD SERIES               CALIFORNIA QUALITY SERIES
                                                 ------------------------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,                 YEAR ENDED SEPTEMBER 30,
                                                 ------------------------------------------------------------------------------
                                                    1998                   1997               1998                1997
                                                 --------------     --------------        --------------    --------------
OPERATIONS:
Net investment income.................          $  2,869,233          $  2,784,733        $  4,188,124        $  4,596,455
Net realized gain on investments......               315,617               211,592           2,703,169             427,389
Net change in unrealized appreciation
   of investments.....................             1,697,381             1,476,067             429,796           2,834,368
                                               -------------        --------------      --------------      --------------
Increase in Net Assets from Operations             4,882,231             4,472,392           7,321,089           7,858,212
                                               -------------        --------------      --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A............................            (2,672,172)           (2,682,769)         (4,112,546)         (4,533,073)
   Class D............................              (197,061)             (101,964)            (75,578)            (63,382)
Net realized gain on investments:
   Class A............................              (255,159)             (722,261)           (410,719)            (27,957)
   Class D............................               (16,987)              (27,209)             (9,630)               (454)
                                               --------------       --------------      --------------      --------------
Decrease in Net Assets
   from Distributions.................            (3,141,379)           (3,534,203)         (4,608,473)         (4,624,866)
                                               --------------       --------------      --------------      --------------

TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A............................             8,495,720             7,351,517           2,910,248           1,481,687
   Class D............................             3,342,099             1,513,626             510,845             575,550
Shares issued in payment of dividends:
   Class A............................             1,407,211             1,412,142           2,074,707           2,257,452
   Class D............................               148,218                70,066              39,918              33,256
Exchanged from associated Funds:
   Class A............................             2,763,236             1,772,009           9,378,739          19,333,888
   Class D............................               549,807               502,224           2,156,556           5,312,748
Shares issued in payment of gain distributions:
   Class A............................               174,948               483,204             249,515              16,799
   Class D............................                13,631                22,161               5,556                 228
                                               -------------        --------------      --------------      --------------
Total.................................            16,894,870            13,126,949          17,326,084          29,011,608
                                               -------------        --------------      --------------      --------------
Cost of shares repurchased:
   Class A............................            (8,007,292)           (7,355,541)         (9,140,974)        (13,851,584)
   Class D............................              (528,543)             (640,001)           (568,085)           (280,678)
Exchanged into associated Funds:
   Class A............................              (937,063)           (1,923,514)         (7,593,529)        (20,972,562)
   Class D............................              (598,369)             (126,577)         (1,581,236)         (5,676,629)
                                               --------------       --------------      --------------      --------------
Total.................................           (10,071,267)          (10,045,633)        (18,883,824)        (40,781,453)
                                               --------------       --------------      --------------      --------------
Increase (Decrease) in Net Assets
   from Transactions in Shares
   of Beneficial Interest.............             6,823,603             3,081,316          (1,557,740)        (11,769,845)
                                                ------------        --------------      --------------      --------------
Increase (Decrease) in Net Assets.....             8,564,455             4,019,505           1,154,876          (8,536,499)

NET ASSETS:
Beginning of year.....................            56,202,780            52,183,275          88,669,066          97,205,565
                                               -------------        --------------      --------------      --------------
End of Year...........................           $64,767,235           $56,202,780         $89,823,942         $88,669,066
                                               =============        ==============      ==============      ==============

------------------
See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                          FLORIDA SERIES                         NORTH CAROLINA SERIES
                                                 ---------------------------------------  --------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,                  YEAR ENDED SEPTEMBER 30,
                                                 ---------------------------------------  --------------------------------------
                                                    1998                  1997                1998                1997
                                                 --------------     --------------        --------------    --------------
OPERATIONS:
Net investment income.......................     $ 1,954,649           $ 2,131,967         $ 1,474,812         $ 1,638,605
Net realized gain on investments............         283,504               402,363             471,836             264,968
Net change in unrealized appreciation
  of investments............................       1,624,389               899,645             828,922             797,213
                                               -------------        --------------      --------------      --------------
Increase in Net Assets from Operations......       3,862,542             3,433,975           2,775,570           2,700,786
                                               -------------        --------------      --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A..................................      (1,887,251)           (2,069,071)         (1,428,764)         (1,591,157)
   Class D..................................         (67,398)              (62,896)            (46,048)            (47,448)
Net realized gain on investments:
   Class A..................................        (385,124)             (611,829)           (259,010)           (145,565)
   Class D..................................         (16,296)              (20,485)             (9,526)             (4,714)
                                               -------------        --------------      --------------      --------------
Decrease in Net Assets
   from Distributions.......................      (2,356,069)           (2,764,281)         (1,743,348)         (1,788,884)
                                               -------------       --------------      --------------      --------------
TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A..................................       1,820,657             2,176,497           1,639,241           1,480,472
   Class D..................................         549,732               211,049             321,482             124,216
Shares issued in payment of dividends:
   Class A..................................         735,335               808,742             749,183             832,006
   Class D..................................          43,291                43,942              32,807              35,063
Exchanged from associated Funds:
   Class A..................................       1,868,336             1,901,127             551,292             622,587
   Class D..................................         247,755               437,446             100,077                  --
Shares issued in payment of gain distributions:
   Class A..................................         224,788               344,983             192,301             106,938
   Class D..................................          12,044                15,286               8,729               4,313
                                               -------------        --------------      --------------      --------------
Total.......................................       5,501,938             5,939,072           3,595,112           3,205,595
                                               -------------        --------------      --------------      --------------
Cost of shares repurchased:
   Class A..................................      (3,801,719)           (7,587,878)         (3,903,375)         (6,362,439)
   Class D..................................        (441,648)             (295,456)           (260,357)           (208,812)
Exchanged into associated Funds:
   Class A..................................      (1,850,538)           (1,470,687)           (545,626)           (808,253)
   Class D..................................        (213,070)              (29,736)             (4,500)             (3,500)
                                               -------------        --------------      --------------      --------------
Total.......................................      (6,306,975)           (9,383,757)         (4,713,858)         (7,383,004)
                                               -------------        --------------      --------------      --------------
Decrease in Net Assets
  from Transactions in Shares
  of Beneficial Interest....................        (805,037)           (3,444,685)         (1,118,746)         (4,177,409)
                                               -------------        --------------      --------------      --------------
Increase (Decrease) in Net Assets...........         701,436            (2,774,991)            (86,524)         (3,265,507)

NET ASSETS:
Beginning of year...........................      43,702,228            46,477,219          33,900,664          37,166,171
                                               -------------        --------------      --------------      --------------
End of Year.................................     $44,403,664           $43,702,228         $33,814,140         $33,900,664
                                               =============        ==============      ==============      ==============

------------------
See Notes to Financial Statements.

Notes to Financial Statements

1. Multiple Classes of Shares -- Seligman Municipal Series Trust (the "Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers two classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a con tin gent deferred sales charge ("CDSC") of 1% on redemp tions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC of 1% imposed on redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

a. Security Valuation -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. Federal Taxes -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. Multiple Class Allocations -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 1998, distribution and service fees were the only class-specific expenses.

e. Distributions to Shareholders -- Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of any series of the Trust.

3. Purchases and Sales of Securities -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1998, were as follows:

   SERIES                  PURCHASES             SALES
----------               ------------          -----------
California High-Yield    $13,851,880           $ 6,254,740
California Quality        26,703,196            29,319,797
Florida                    2,913,810             4,572,460
North Carolina             6,793,035             8,043,512

At September 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation of portfolio securities was as follows:

                                   TOTAL
                                UNREALIZED
  SERIES                       APPRECIATION
----------                     ------------
California High-Yield           $4,744,521
California Quality               6,581,567
Florida                          3,210,382
North Carolina                   2,450,143

4. Management Fee, Distribution Services, and Other Transactions -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees or consultants of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets.

Notes to Financial Statements

    Seligman Advisors, Inc. (the "Distributor") (formerly Seligman Financial Services, Inc.), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A shares:

                          DISTRIBUTOR            DEALER
   SERIES                 CONCESSIONS          COMMISSIONS
  ---------               ------------         ------------
California High-Yield      $17,349              $120,571
California Quality          11,984                87,663
Florida                      8,741                60,667
North Carolina               6,114                43,938

    The Trust has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the year ended September 30, 1998, for the California High-Yield, California Quality, Florida, and North Carolina Series, fees incurred under the Plan aggregated $50,741, $79,348, $99,371, and $75,601, respectively, or 0.09%, 0.09%, 0.23%, and 0.23%, respectively, per annum of average daily net assets.

    Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the year ended September 30, 1998, fees incurred under the Plan amounted to $50,584, $19,565, $18,293, and $12,658, respectively, or 1% per annum of the average daily net assets of Class D shares of the California High-Yield, California Quality, Florida, and North Carolina Series, respectively.

    The Distributor is entitled to retain any CDSC imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the year ended September 30, 1998, such charges amounted to $6,508 for the California High-Yield Series, $939 for the California Quality Series, $277 for the Florida Series, and $79 for the North Carolina Series.

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1998, Seligman Services, Inc. received commissions from the sale of shares of each Series, and distribution and service fees, pursuant to the Plan, as follows:

                                           DISTRIBUTION AND
   SERIES                COMMISSIONS         SERVICE FEES
 ----------             ------------         ------------
California High-Yield     $1,887                $1,597
California Quality         1,346                 2,602
Florida                    2,125                 4,566
North Carolina               975                 2,401

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

  SERIES
 ---------
California High-Yield          $73,376
California Quality              99,589
Florida                         55,717
North Carolina                  45,469

    Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in trustees' fees and expenses, and the accumulated balances thereof at September 30, 1998, are included in other liabilities as follows:

SERIES
----------
California High-Yield          $24,628
California Quality              24,708
Florida                         12,468
North Carolina                   9,216

5. Committed Line of Credit -- Effective July 1, 1998, the Trust entered into a joint $800 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Series' borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50% on an overnight basis. Each Series incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Trust has not borrowed from the credit facility.

Notes to Financial Statements

6. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:

                                                            CALIFORNIA HIGH-YIELD                    CALIFORNIA QUALITY
                                                                   SERIES                                  SERIES
                                                         --------------------------------         --------------------------------
                                                           YEAR ENDED SEPTEMBER 30,                   YEAR ENDED SEPTEMBER 30,
                                                         --------------------------------         --------------------------------
                                                            1998             1997                    1998            1997
                                                        -------------    ------------           --------------   -------------
Sales of shares:
   Class A.....................................           1,277,052       1,136,556                  412,540        217,315
   Class D.....................................             499,452         232,749                   72,661         83,522
Shares issued in payment of dividends:
   Class A.....................................             211,143         217,868                  294,684        329,886
   Class D.....................................              22,196          10,791                    5,681          4,867
Exchanged from associated Funds:
   Class A.....................................             413,298         272,963                1,335,307      2,835,364
   Class D.....................................              82,354          77,936                  307,189        781,157
Shares issued in payment of gain distributions:
   Class A.....................................              26,588          74,799                   35,850          2,456
   Class D.....................................               2,068           3,425                      799             33
                                                         ----------     -----------              -----------     ----------
Total..........................................           2,534,151       2,027,087                2,464,711      4,254,600
                                                         ----------     -----------              -----------     ----------
Shares repurchased:
   Class A.....................................          (1,201,761)     (1,136,607)              (1,299,234)    (2,029,814)
   Class D.....................................             (79,088)        (98,590)                 (80,796)       (41,403)
Exchanged into associated Funds:
   Class A.....................................            (140,692)       (296,127)              (1,081,747)    (3,068,740)
   Class D.....................................             (89,085)        (19,383)                (225,899)      (832,015)
                                                         ----------     -----------              -----------     ----------
Total..........................................          (1,510,626)     (1,550,707)              (2,687,676)    (5,971,972)
                                                         ----------     -----------              -----------     ----------
Increase (decrease) in shares..................           1,023,525         476,380                 (222,965)    (1,717,372)
                                                         ==========     ===========              ===========     ==========

                                                                                                        NORTH CAROLINA
                                                                FLORIDA SERIES                             SERIES
                                                         --------------------------------         --------------------------------
                                                           YEAR ENDED SEPTEMBER 30,                   YEAR ENDED SEPTEMBER 30,
                                                         --------------------------------         --------------------------------
                                                            1998             1997                    1998            1997
                                                        -------------    ------------           --------------   -------------
Sales of shares:
   Class A.......................................           231,028         284,403                  202,159        187,120
   Class D.......................................            69,634          27,585                   39,497         15,728
Shares issued in payment of dividends:
   Class A.......................................            93,274         105,889                   92,259        105,249
   Class D.......................................             5,481           5,743                    4,042          4,436
Exchanged from associated Funds:
   Class A.......................................           237,657         250,599                   67,414         78,277
   Class D.......................................            31,343          56,686                   12,161             --
Shares issued in payment of gain distributions:
   Class A.......................................            29,005          45,096                   24,008         13,554
   Class D.......................................             1,550           1,996                    1,091            547
                                                         ----------     -----------              -----------    -----------
Total............................................           698,972         777,997                  442,631        404,911
                                                         ----------     -----------              -----------    -----------
Shares repurchased:
   Class A.......................................          (482,133)       (995,384)                (480,689)      (805,592)
   Class D.......................................           (55,774)        (39,429)                 (31,930)       (26,320)
Exchanged into associated Funds:
   Class A.......................................          (234,463)       (193,665)                 (67,042)      (102,260)
   Class D.......................................           (27,097)         (3,903)                    (560)          (445)
                                                         ----------     -----------              -----------    -----------
Total............................................          (799,467)     (1,232,381)                (580,221)      (934,617)
                                                         ----------     -----------              -----------    -----------
Decrease in shares...............................          (100,495)       (454,384)                (137,590)      (529,706)
                                                         ==========     ===========              ===========    ===========

Financial Highlights

    The Trust's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating per for mance of each Class, on a per share basis, from the be gin ning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

    "Total return based on net asset value" measures each Class's performance assuming that investors pur chased shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. Total returns for periods of less than one year are not annualized.

CALIFORNIA HIGH-YIELD SERIES                                                            CLASS A
                                                     -------------------------------------------------------------------------------
                                                                              YEAR ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------------------------
                                                           1998           1997           1996          1995           1994
                                                         -------       -------        -------        -------      ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Year................        $6.61          $6.50          $6.47         $6.30          $6.73
                                                         -------       -------        -------        -------       -------
Net investment income.............................         0.32           0.34           0.36          0.37           0.37
Net realized and unrealized investment gain (loss)         0.22           0.20           0.05          0.17          (0.34)
                                                         -------       -------        -------        -------       -------
Increase from Investment Operations...............         0.54           0.54           0.41          0.54           0.03
Dividends paid or declared........................        (0.32)         (0.34)         (0.36)        (0.37)         (0.37)
Distributions from net gain realized..............        (0.03)         (0.09)         (0.02)           --          (0.09)
                                                         -------       -------        -------        -------       -------
Net Increase (Decrease) in Net Asset Value........         0.19           0.11           0.03          0.17          (0.43)
                                                         -------       -------        -------        -------       -------
Net Asset Value, End of Year......................        $6.80          $6.61          $6.50         $6.47          $6.30
                                                         =======       =======        =======        =======       =======
TOTAL RETURN BASED ON NET ASSET VALUE:                     8.45%          8.74%          6.49%         8.85%          0.41%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets....................         0.82%          0.87%          0.84%         0.90%          0.85%
Net investment income to average net assets.......         4.81%          5.26%          5.49%         5.84%          5.74%
Portfolio turnover................................        10.75%         22.42%         34.75%        17.64%          8.36%
Net Assets, End of Year (000s omitted)............      $58,374       $52,883        $50,264       $51,504        $48,007

                                                                                       CLASS D
                                                        --------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                     2/1/94*
                                                        ----------------------------------------------------          TO
                                                           1998           1997           1996          1995         9/30/94
                                                         --------       -------        -------        -------      --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period................      $6.61          $6.51          $6.48          $6.31         $6.67
                                                         ------        -------        -------        -------      --------
Net investment income...............................       0.26           0.28           0.30           0.31          0.21
Net realized and unrealized investment gain (loss)..       0.22           0.19           0.05           0.17         (0.36)
                                                         -------       -------        -------        -------      --------
Increase (Decrease) from Investment Operations......       0.48           0.47           0.35           0.48         (0.15)
Dividends paid or declared..........................      (0.26)         (0.28)         (0.30)         (0.31)        (0.21)
Distributions from net gain realized................      (0.03)         (0.09)         (0.02)            --            --
                                                         -------       -------        -------        -------      --------
Net Increase (Decrease) in Net Asset Value..........       0.19           0.10           0.03           0.17         (0.36)
                                                         -------       -------        -------        -------      --------
Net Asset Value, End of Period......................      $6.80          $6.61          $6.51          $6.48         $6.31
                                                         =======       =======        =======        =======      ========
TOTAL RETURN BASED ON NET ASSET VALUE:                     7.47%          7.60%          5.53%          7.78%        (2.47)%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets......................       1.73%          1.77%          1.74%          1.91%         1.74%+
Net investment income to average net assets.........       3.90%          4.36%          4.59%          4.84%         4.73%+
Portfolio turnover..................................      10.75%         22.42%         34.75%         17.64%         8.36%++
Net Assets, End of Period (000s omitted)............     $6,393         $3,320         $1,919         $1,277          $650

------------------------
See footnotes on page 24.

Financial Highlights

CALIFORNIA QUALITY SERIES                                                               CLASS A
                                                     -------------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                     -------------------------------------------------------------------------------
                                                           1998           1997           1996          1995           1994
                                                         -------       -------        -------        -------        --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Year...............         $6.99          $6.75          $6.65         $6.39          $7.28
                                                         -------       -------        -------        -------       -------
Net investment income............................          0.33           0.34           0.35          0.34           0.35
Net realized and unrealized investment gain (loss)         0.25           0.24           0.11          0.32          (0.73)
                                                         -------       -------        -------        -------       -------

Increase (Decrease) from Investment Operations...          0.58           0.58           0.46          0.66          (0.38)
Dividends paid or declared.......................         (0.33)         (0.34)         (0.35)        (0.34)         (0.35)
Distributions from net gain realized.............         (0.03)            --          (0.01)        (0.06)         (0.16)
                                                         -------       -------        -------        -------       -------
Net Increase (Decrease) in Net Asset Value.......          0.22           0.24           0.10          0.26          (0.89)
                                                         -------       -------        -------        -------       -------
Net Asset Value, End of Year.....................         $7.21          $6.99          $6.75         $6.65          $6.39
                                                         =======       =======        =======        =======       =======

TOTAL RETURN BASED ON NET ASSET VALUE:                     8.67%          8.87%          7.00%        10.85%         (5.46)%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets...................          0.77%          0.82%          0.79%         0.89%          0.81%
Net investment income to average net assets......          4.75%          4.99%          5.11%         5.34%          5.20%
Portfolio turnover...............................         30.82%         12.16%         12.84%        11.24%         22.16%
Net Assets, End of Year (000s omitted)...........       $87,522        $86,992        $95,560       $94,947        $99,020

                                                                                       CLASS D
                                                        ---------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                     2/1/94*
                                                        ------------------------------------------------------        TO
                                                           1998           1997           1996           1995        9/30/94

                                                        --------        -------        -------      --------       --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period..............        $6.97          $6.74          $6.63          $6.38         $7.13
                                                         -------       -------        -------        -------      --------
Net investment income.............................         0.27           0.28           0.28           0.28          0.19
Net realized and unrealized investment gain (loss)         0.25           0.23           0.12           0.31         (0.75)
                                                         -------       -------        -------        -------      --------
Increase (Decrease) from Investment Operations....         0.52           0.51           0.40           0.59         (0.56)
Dividends paid or declared........................        (0.27)         (0.28)         (0.28)         (0.28)        (0.19)
Distributions from net gain realized..............        (0.03)            --          (0.01)         (0.06)           --
                                                         -------       -------        -------        -------      --------
Net Increase (Decrease) in Net Asset Value........         0.22           0.23           0.11           0.25         (0.75)
                                                         -------       -------        -------        -------      --------
Net Asset Value, End of Period....................        $7.19          $6.97          $6.74          $6.63         $6.38
                                                         =======       =======        =======        =======      ========
TOTAL RETURN BASED ON NET ASSET VALUE:                     7.71%          7.75%          6.20%          9.61%        (8.01)%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets....................         1.68%          1.72%          1.69%          1.88%         1.77%+
Net investment income to average net assets.......         3.84%          4.09%          4.21%          4.36%         4.39%+
Portfolio turnover................................        30.82%         12.16%         12.84%         11.24%        22.16%++
Net Assets, End of Period (000s omitted)..........       $2,302         $1,677         $1,645           $863          $812

-------------------
See footnotes on page 24.

Financial Highlights

FLORIDA SERIES                                                                          CLASS A
                                                         -------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------------------------------
                                                           1998           1997           1996          1995           1994
                                                         --------      -------        -------        -------      ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Year.................       $7.80          $7.67          $7.71         $7.34          $8.20
                                                         -------       -------        -------        -------       -------
Net investment income..............................        0.35           0.36           0.38          0.40           0.42
Net realized and unrealized investment gain (loss).        0.34           0.23           0.04          0.37          (0.74)
                                                         -------       -------        -------        -------       -------

Increase (Decrease) from Investment Operations.....        0.69           0.59           0.42          0.77          (0.32)
Dividends paid or declared.........................       (0.35)         (0.36)         (0.38)        (0.40)         (0.42)
Distributions from net gain realized...............       (0.07)         (0.10)         (0.08)           --          (0.12)
                                                         -------       -------        -------        -------       -------
Net Increase (Decrease) in Net Asset Value.........        0.27           0.13          (0.04)         0.37          (0.86)
                                                         -------       -------        -------        -------       -------
Net Asset Value, End of Year.......................       $8.07          $7.80          $7.67         $7.71          $7.34
                                                         =======       =======        =======        =======       =======
TOTAL RETURN BASED ON NET ASSET VALUE:                     9.16%          8.01%          5.54%        10.87%         (3.99)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets.....................        1.00%          1.04%          0.97%         0.72%          0.42%
Net investment income to average net assets........        4.45%          4.70%          4.90%         5.38%          5.49%
Portfolio turnover.................................        6.73%         33.68%         18.53%        11.82%          6.17%
Net Assets, End of Year (000s omitted).............     $42,464        $42,024        $45,200       $49,030        $49,897
Without expense reimbursement and/or
   management fee waiver:**

   Net investment income per share.................                                     $0.38         $0.37          $0.38
   Ratios:
   Expenses to average net assets..................                                      0.97%         1.03%          1.00%
   Net investment income to average net assets.....                                      4.90%         5.07%          4.91%

                                                                                       CLASS D
                                                          ------------------------------------------------------------------
                                                                       YEAR ENDED SEPTEMBER 30,                     2/1/94*
                                                          --------------------------------------------------          TO
                                                            1998          1997           1996          1995         9/30/94
                                                          -------       -------        -------       -------       --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period..............        $7.81          $7.68          $7.72          $7.34         $8.10
                                                         -------       -------        -------        -------      --------
Net investment income.............................         0.29           0.30           0.32           0.34          0.24
Net realized and unrealized investment gain (loss)         0.34           0.23           0.04           0.38         (0.76)
                                                         -------       -------        -------        -------      --------
Increase (Decrease) from Investment Operations....         0.63           0.53           0.36           0.72         (0.52)
Dividends paid or declared........................        (0.29)         (0.30)         (0.32)         (0.34)        (0.24)
Distributions from net gain realized..............        (0.07)         (0.10)         (0.08)            --            --
                                                         -------       -------        -------        -------      --------
Net Increase (Decrease) in Net Asset Value........         0.27           0.13          (0.04)          0.38         (0.76)
                                                         -------       -------        -------        -------      --------
Net Asset Value, End of Period....................        $8.08          $7.81          $7.68          $7.72         $7.34
                                                         =======       =======        =======        =======      ========
TOTAL RETURN BASED ON NET ASSET VALUE:                     8.32%          7.18%          4.74%         10.07%        (6.64)%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets....................         1.77%          1.81%          1.73%          1.66%         1.29%+
Net investment income to average net assets.......         3.68%          3.93%          4.14%          4.53%         4.61%+
Portfolio turnover................................         6.73%         33.68%         18.53%         11.82%         6.17%++
Net Assets, End of Period (000s omitted)..........       $1,940         $1,678         $1,277           $603          $244
Without expense reimbursement and/or
   management fee waiver:**

   Net investment income per share................                                      $0.32          $0.31         $0.21
   Ratios:
   Expenses to average net assets.................                                       1.73%          1.97%         1.84%+
   Net investment income to average net assets....                                       4.14%          4.22%         4.06%+

---------------------
See footnotes on page 24.

Financial Highlights

NORTH CAROLINA SERIES                                                                   CLASS A
                                                        --------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                        --------------------------------------------------------------------
                                                           1998           1997           1996          1995           1994
                                                         -------       -------        -------        -------       ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Year..................      $8.05          $7.84          $7.74         $7.30          $8.22
                                                         -------       -------        -------        -------       -------
Net investment income...............................       0.36           0.37           0.37          0.39           0.41
Net realized and unrealized investment gain (loss)..       0.31           0.24           0.11          0.45          (0.87)
                                                         -------       -------        -------        -------       -------

Increase (Decrease) from Investment Operations......       0.67           0.61           0.48          0.84          (0.46)
Dividends paid or declared..........................      (0.36)         (0.37)         (0.37)        (0.39)         (0.41)
Distributions from net gain realized................      (0.06)         (0.03)         (0.01)        (0.01)         (0.05)
                                                         -------       -------        -------        -------       -------
Net Increase (Decrease) in Net Asset Value..........       0.25           0.21           0.10          0.44          (0.92)
                                                         -------       -------        -------        -------       -------
Net Asset Value, End of Year........................      $8.30          $8.05          $7.84         $7.74          $7.30
                                                         =======       =======        =======        =======       =======

TOTAL RETURN BASED ON NET ASSET VALUE:                    8.60%          8.01%          6.39%        11.92%          (5.80)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets......................      1.05%          1.09%          1.05%         0.82%           0.44%
Net investment income to average net assets.........      4.41%          4.66%          4.75%         5.21%           5.29%
Portfolio turnover..................................     20.37%         13.04%         15.12%         4.38%          15.61%
Net Assets, End of Year (000s omitted)..............   $32,358        $32,684        $35,934       $37,446         $38,920
Without expense reimbursement and/or
   management fee waiver:**

   Net investment income per share..................                                   $0.37         $0.36           $0.35
   Ratios:
   Expenses to average net assets...................                                    1.06%         1.18%           1.13%
   Net investment income to average net assets......                                    4.74%         4.85%           4.60%

                                                                                       CLASS D
                                                        -------------------------------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,                      2/1/94*
                                                        ----------------------------------------------------           TO
                                                            1998           1997          1996          1995         9/30/94
                                                         --------        -------       -------        -------      --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period.............         $8.05          $7.83          $7.74          $7.29         $8.17
                                                         -------       -------        -------        -------      --------
Net investment income............................          0.30           0.31           0.31           0.33          0.23
Net realized and unrealized investment gain (loss)         0.31           0.25           0.10           0.46         (0.88)
                                                         -------       -------        -------        -------      --------
Increase (Decrease) from Investment Operations....         0.61           0.56           0.41           0.79         (0.65)
Dividends paid or declared........................        (0.30)         (0.31)         (0.31)         (0.33)        (0.23)
Distributions from net gain realized..............        (0.06)         (0.03)         (0.01)         (0.01)           --
                                                         -------       -------        -------        -------      --------
Net Increase (Decrease) in Net Asset Value........         0.25           0.22           0.09           0.45         (0.88)
                                                         -------       -------        -------        -------      --------
Net Asset Value, End of Period....................        $8.30          $8.05          $7.83          $7.74         $7.29
                                                         =======       =======        =======        =======      ========
TOTAL RETURN BASED ON NET ASSET VALUE:                    7.77%          7.33%          5.45%         11.19%         (8.15)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets....................        1.82%          1.85%          1.81%          1.64%          1.27%+
Net investment income to average net assets.......        3.64%          3.90%          3.99%          4.42%          4.49%+
Portfolio turnover................................       20.37%         13.04%         15.12%          4.38%         15.61%++
Net Assets, End of Period (000s omitted)..........      $1,456         $1,217         $1,232         $1,257         $1,282
Without expense reimbursement and/or
   management fee waiver:**

   Net investment income per share................                                     $0.31          $0.31          $0.20
   Ratios:
   Expenses to average net assets.................                                      1.82%          2.00%          1.95%+
   Net investment income to average net assets....                                      3.98%          4.06%          3.82%+

----------------
  *Commencement of operations.
 **During the periods stated, the Manager, at its discretion, waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the Florida and North Carolina Series.
  +Annualized.
 ++For the year ended September 30, 1994.
See Notes to Financial Statements.

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust, as of September 30, 1998, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the Trust's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust as of September 30, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/Deloitte & Touche LLP
------------------------
DELOITTE & TOUCHE LLP
New York, New York
October 30, 1998

Trustees

John R. Galvin 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow 2, 4
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc
Director, New York Presbyterian Hospital

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

William C. Morris 1
Chairman
Chairman of the Board, J. & W. Seligman & Co.
   Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Richard R. Schmaltz 1
Managing Director, Director of Investments,
   J. & W.  Seligman & Co. In cor po rat ed
Trustee Emeritus, Colby College

Robert L. Shafer 3, 4
Retired Vice President, Pfizer, Inc.

James N. Whitson 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director,  CommScope, Inc.
Director,  C-SPAN

Brian T. Zino 1
President

President, J. & W.  Seligman & Co.  Incorporated
Chairman, Seligman Data Corp.
Director, ICIMutual Insurance Company
Trustee Emeritus

Fred E. Brown
Director and Consultant, J. & W. Seligman & Co.
   Incorporated

----------------
Member:  1 Executive Committee
         2 Audit Committee
         3 Trustee Nominating Committee
         4 Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

FOR MORE INFORMATION

Manager
J. & W. Seligman & Co.
   Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450     Shareholder
                   Services
(212) 682-7600     Outside the
                   United States
(800) 622-4597     24-Hour
                   Au to mat ed
                   Telephone
                   Access Service

Glossary of Financial Terms

Capital Gain Distribution -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio. For tax purposes, these profits may be taxed at different rates, primarily depending upon the length of time the securities were owned by the fund.

Capital Appreciation/Depreciation -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

Contingent Deferred Sales Charge (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSC expires after a fixed time period).

Dividend -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

Dividend Yield -- A measurement of a fund's dividend as a percentage of the maximum offering price.

Expense Ratio -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

Investment Objective -- The shared investment goal of a fund and its shareholders.

Management Fee -- The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

Prospectus -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC Yield -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information -- A document that contains updated or more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Yield on Securities -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

-----------------
Adapted from the Investment Company Institute's 1998 Mutual Fund Fact Book.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.



                                                SELIGMAN ADVISORS, INC.
                                                    an affiliate of
                                                          JWS
                                                 J. & W. SELIGMAN & CO.
                                                      INCORPORATED

                                                    ESTABLISHED 1864
                                          100 Park Avenue, New York, NY 10017

TEB2 9/98